Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Registrant Name	THE AES CORPORATION
Entity Address, Address Line One	4300 Wilson Boulevard
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	703
Local Phone Number	522-1315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0000874761
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12291
Entity Tax Identification Number	54-1163725